Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Pension liability	$ 10,976	$ 16,658
Accrued liabilities for incentive compensation	19,015	15,032
Net operating loss carryforward	294,722	259,600
State net operating loss carryforward	21,296	24,679
Long-term contracts	39,817	13,504
Other	1,549	4,936
Total deferred tax assets	387,375	334,409
Valuation allowance for deferred tax assets	(331,589)	(292,388)
Deferred tax assets	55,786	42,021
Deferred tax liabilities:
Property, plant and equipment	28,815	19,115
Prepaid drydock	10,280	13,025
Investments in joint ventures and affiliated companies	13,583	8,354
Unrealized exchange gains and other	3,162	3,236
Total deferred tax liabilities	55,840	43,730
Net deferred tax liability	54	1,709
Deferred tax assets and liabilities in the accompanying consolidated balance sheets include:
Current deferred tax assets	7,514	7,091
Noncurrent deferred tax assets	17,313	16,766
Total	24,827	23,857
Current deferred tax liabilities	19,753	17,892
Noncurrent deferred tax liabilities	5,128	7,674
Total	24,881	25,566
Net deferred tax liability	$ 54	$ 1,709